UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment           [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tiger Global Management, L.L.C.*

Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles P. Coleman III
Title:     Managing Member
Phone:     212-984-2500

Signature, Place and Date of Signing:


/s/ Charles P. Coleman         New York, New York           November 14, 2008
------------------------     ------------------------     -------------------
      [Signature]                 [City, State]                   [Date]


* On September 15, 2008 Lehman Brothers International (Europe) ("LBIE") and certain other Lehman entities were placed into administration under United Kingdom law (Insolvency Act 1986). This filing does not include securities that were held in the reporting person's account at LBIE because the reporting person does not currently have access to these securities and at this time it is unclear whether and under what conditions or circumstances the reporting person will reacquire them. By making this filing, the reporting person does not waive any rights or arguments concerning its entitlement to recover such securities and expressly reserves all rights and arguments with respect thereto.

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[_]        13F NOTICE.
[_]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       45

Form 13F Information Table Value Total:       $3,374,490
                                              (thousands)

                                                   FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE OF                   VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                    CLASS           CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
A POWER ENERGY GENERAT SYS L    COM             G04136100     8065     900060   SH          SOLE       NONE      900060   0      0
AMBAC FINL GROUP INC            COM             023139108     9320    4000000   SH          SOLE       NONE     4000000   0      0
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105   122228    2636500   SH          SOLE       NONE     2636500   0      0
AMERICAN TOWER CORP             CL A            029912201   403455   11216435   SH          SOLE       NONE    11216435   0      0
APPLE INC                       COM             037833100   124045    1091365   SH          SOLE       NONE     1091365   0      0
BEAZER HOMES USA INC            COM             07556Q105       61      10159   SH          SOLE       NONE       10159   0      0
CAVIUM NETWORKS INC             COM             14965A101    27456    1950000   SH          SOLE       NONE     1950000   0      0
CHINA SEC & SURVE TECH INC      COM             16942J105     3082     222031   SH          SOLE       NONE      222031   0      0
COACH INC                       COM             189754104    83215    3323300   SH          SOLE       NONE     3323300   0      0
COLONIAL BANCGROUP INC          COM             195493309    14934    1900000   SH          SOLE       NONE     1900000   0      0
COMERICA INC                    COM             200340107    18035     550000   SH          SOLE       NONE      550000   0      0
CSX CORP                        COM             126408103   400609    7341200   SH          SOLE       NONE     7341200   0      0
DATA DOMAIN INC                 COM             23767P109    34519    1550000   SH          SOLE       NONE     1550000   0      0
DISCOVERY HOLDING CO            CL A COM        25468Y107    23592    1655547   SH          SOLE       NONE     1655547   0      0
EMCORE CORP                     COM             290846104    12187    2466953   SH          SOLE       NONE     2466953   0      0
FIFTH STREET FINANCE CORP       COM             31678A103     3658     363975   SH          SOLE       NONE      363975   0      0
FIRST HORIZON NATL CORP         COM             320517105    37139    3967864   SH          SOLE       NONE     3967864   0      0
GENERAL MTRS CORP               COM             370442105    42525    4500000   SH          SOLE       NONE     4500000   0      0
GRACO INC                       COM             384109104      904      25392   SH          SOLE       NONE       25392   0      0
GUSHAN ENVIRONMENTAL ENRGY L    SPON ADR        40330W106    39068    7645363   SH          SOLE       NONE     7645363   0      0
HOVNANIAN ENTERPRISES INC       CL A            442487203     1987     248748   SH          SOLE       NONE      248748   0      0
HUNTINGTON BANCSHARES INC       COM             446150104    38352    4800000   SH          SOLE       NONE     4800000   0      0
ISTAR FINL INC                  COM             45031U101    11050    4250000   SH          SOLE       NONE     4250000   0      0
LDK SOLAR CO LTD                SPONSORED ADR   50183L107    21014     700000   SH          SOLE       NONE      700000   0      0
LONGTOP FINL TECHNOLOGIES LT    ADR             54318P108   142072   10083165   SH          SOLE       NONE    10083165   0      0
LORILLARD INC                   COM             544147101   291735    4100277   SH          SOLE       NONE     4100277   0      0
MARSHAL & ILSLY CORP NEW        COM             571837103    38285    1900000   SH          SOLE       NONE     1900000   0      0
MASTERCARD INC                  CL A            57636Q104   344507    1942746   SH          SOLE       NONE     1942746   0      0
MERCADOLIBRE INC                COM             58733R102    88179    4333097   SH          SOLE       NONE     4333097   0      0
MEREDITH CORP                   COM             589433101    28040    1000000   SH          SOLE       NONE     1000000   0      0
QUALCOMM INC                    COM             747525103   175219    4077700   SH          SOLE       NONE     4077700   0      0
REGIONS FINANCIAL CORP NEW      COM             7591EP100    24000    2500000   SH          SOLE       NONE     2500000   0      0
SBA COMMUNICATIONS CORP         COM             78388J106    97670    3775400   SH          SOLE       NONE     3775400   0      0
SERVICE CORP INTL               COM             817565104    30932    3700000   SH          SOLE       NONE     3700000   0      0
SINA CORP                       ORD             G81477104    82681    2348900   SH          SOLE       NONE     2348900   0      0
SYNAPTICS INC                   COM             87157D109    32864    1087500   SH          SOLE       NONE     1087500   0      0
THOR INDS INC                   COM             885160101     7942     320000   SH          SOLE       NONE      320000   0      0
TRANSDIGM GROUP INC             COM             893641100   136341    3983076   SH          SOLE       NONE     3983076   0      0
TRUE RELIGION APPAREL INC       COM             89784N104    29728    1150000   SH          SOLE       NONE     1150000   0      0
UNDER ARMOUR INC                CL A            904311107    14768     465000   SH          SOLE       NONE      465000   0      0
VISA INC                        COM CL A        92826C839   232788    3791948   SH          SOLE       NONE     3791948   0      0
VOCUS INC                       COM             92858J108     1528      45000   SH          SOLE       NONE       45000   0      0
WASHINGTON MUT INC              COM             939322103     1144   13950000   SH          SOLE       NONE    13950000   0      0
WNS HOLDINGS LTD                SPON ADR        92932M101    30292    3075358   SH          SOLE       NONE     3075358   0      0
ZIONS BANCORPORATION            COM             989701107    63275    1635000   SH          SOLE       NONE     1635000   0      0


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